Document and Entity Information	Nov. 12, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	GOLDMAN SACHS GROUP INC
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0000886982
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-14965
Entity Tax Identification Number	13-4019460
Entity Address, Address Line One	200 West Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10282
City Area Code	(212)
Local Phone Number	902-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $.01 per share
Trading Symbol	GS
Security Exchange Name	NYSE
Series A Floating Rate Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing 1/1,000th Interest in a Share of Floating Rate Non-Cumulative Preferred Stock, Series A
Trading Symbol	GS PrA
Security Exchange Name	NYSE
Series C Floating Rate Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing 1/1,000th Interest in a Share of Floating Rate Non-Cumulative Preferred Stock, Series C
Trading Symbol	GS PrC
Security Exchange Name	NYSE
Series D Floating Rate Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing 1/1,000th Interest in a Share of Floating Rate Non-Cumulative Preferred Stock, Series D
Trading Symbol	GS PrD
Security Exchange Name	NYSE
Five Point Seven Nine Three Percentage Fixed To Floating Rate Normal Apex [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.793% Fixed-to-Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II
Trading Symbol	GS/43PE
Security Exchange Name	NYSE
Floating Rate Normal Automatic Preferred Enhanced Capital Securities Of Goldman Sachs Capital Iii [Member]
Document And Entity Information [Line Items]
Security 12b Title	Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III
Trading Symbol	GS/43PF
Security Exchange Name	NYSE
Series F Medium Term Notes Callable Fixed And Floating Rate Notes Due March 2031 Of GS Finance Corp [Member]
Document And Entity Information [Line Items]
Security 12b Title	Medium-Term Notes, Series F, Callable Fixed and Floating Rate Notes due March 2031 of GS Finance Corp.
Trading Symbol	GS/31B
Security Exchange Name	NYSE
Series F Medium Term Notes Callable Fixed And Floating Rate Notes Due May 2031 Of GS Finance Corp [Member]
Document And Entity Information [Line Items]
Security 12b Title	Medium-Term Notes, Series F, Callable Fixed and Floating Rate Notes due May 2031 of GS Finance Corp.
Trading Symbol	GS/31X
Security Exchange Name	NYSE